Consolidated Statements of Cash Flows (Parenthetical) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
COMPONENTS OF CASH AND CASH EQUIVALENT AT END OF PERIOD
Cash and deposits in banks	$ 3,473,392	$ 3,089,072	$ 1,009,681
Cash items in process of collection, net	14,138	18,960	66,732
Highly liquid financial instruments	1,347,463	1,337,754	295,551
Investments under resale agreements	539,227	60,470	75,975
Totals cash and cash equivalents	5,374,220	4,506,256	$ 1,447,939
Debt instruments issued opening balance	8,613,967	6,581,280
Cash flows received	1,544,125	4,189,602
Cash flows payments	(555,721)	(2,492,781)
Changes other than cash	7,390	4,100
Other changes different of cash acquisition	(15,503)	7,279
Other changes different of cash interest	537,238	334,555
Other changes different of cash currency movement	(8,296)	(63,281)
Other changes different of cash Changes in fair value	(237,574)	53,213
Debt instruments issued ending balance	9,885,626	8,613,967
Dividends
Dividends paid	(2)	(127,065)
Capital increase	825,305	(21)
Total Dividends paid	(2)	(127,086)
Subtotal cash flows from financing activities - Cash flows received	2,369,430	4,189,602
Subtotal cash flows from financing activities - Cash flows payments	(555,723)	(2,619,867)
Total cash flows from financing activities from liabilities (net)	1,813,707	1,569,735
Financial assets at fair value through profit or loss, category [member]
COMPONENTS OF CASH AND CASH EQUIVALENT AT END OF PERIOD
Highly liquid financial instruments	130,421	132,043
Financial assets at fair value through other comprehensive income [member]
COMPONENTS OF CASH AND CASH EQUIVALENT AT END OF PERIOD
Highly liquid financial instruments	1,217,042	1,205,711
Borrowings obtained from Chilean Central Bank [member]
COMPONENTS OF CASH AND CASH EQUIVALENT AT END OF PERIOD
Debt instruments issued opening balance	2,257,226
Cash flows received	750,000	3,781,200
Cash flows payments		(1,524,000)
Other changes different of cash interest	16	26
Debt instruments issued ending balance	3,007,242	2,257,226
Mortgage finance bonds [member]
COMPONENTS OF CASH AND CASH EQUIVALENT AT END OF PERIOD
Debt instruments issued opening balance	30,846	40,933
Cash flows payments	(9,025)	(11,349)
Other changes different of cash interest	2,214	1,262
Debt instruments issued ending balance	24,035	30,846
Bonds (senior and subordinated) [member]
COMPONENTS OF CASH AND CASH EQUIVALENT AT END OF PERIOD
Debt instruments issued opening balance	6,174,010	6,367,423
Cash flows received	794,125	408,402
Cash flows payments	(515,149)	(923,745)
Changes other than cash	1,866
Other changes different of cash interest	531,258	328,348
Other changes different of cash currency movement	(9,731)	(59,631)
Other changes different of cash Changes in fair value	(237,574)	53,213
Debt instruments issued ending balance	6,738,805	6,174,010
Lease obligations [member]
COMPONENTS OF CASH AND CASH EQUIVALENT AT END OF PERIOD
Debt instruments issued opening balance	151,885	172,924
Cash flows payments	(31,547)	(33,687)
Changes other than cash	5,524	4,100
Other changes different of cash acquisition	(15,503)	7,279
Other changes different of cash interest	3,750	4,919
Other changes different of cash currency movement	1,435	(3,650)
Debt instruments issued ending balance	$ 115,544	$ 151,885